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August 12, 1997


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

VIA EDGAR

Re: Five Arrows Short-Term Investment Trust (the "Fund"): File Nos. 333-10237 and 811-7775


Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by the Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T.

As a vice president of the Fund, I hereby certify that the supplement to the Fund's Five Arrows shares class and the Fund's Statement of Additional Information, each dated August 7, 1997, which would have been filed by the Fund pursuant to Rule 497(c), do not differ from those contained in the Fund's most recent registration statement on Form N-1A, filed pursuant to EDGAR on August 7, 1997.

If you have any questions concerning this filing, please do not hesitate to call me at (614) 470-8000.

Sincerely,

/s/ Charles Booth

Charles Booth
Vice President